N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 206
Entity Central Index Key	0001397940
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES

Are There Charges or Adjustments for Early Withdrawals?	No. There is no contingent withdrawal charge if you surrender or withdraw money from the contract. For additional information about charges see “Charges and expenses” in this prospectus.

Are There Transaction Charges?
Yes.
You will be charged an annuity administrative charge of $350 and may be charged a tax related charge if you annuitize under the contract. In addition you may also be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” “Charges and expenses” in this prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The following tables describe the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

Annual Fee	Minimum	Maximum
Base contract fee (1)	0.50%	1.01%
Portfolio Company fees and expenses (2)	0.13%	2.79%
Record maintenance and report fee (3) , (4)	$12.00	$12.00

(1)  Expressed as an annual percentage of average daily net assets in the variable investment options. The maximum base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2026 will be 0.49%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses are based on the expenses incurred by the Funds during the fiscal year ended December 31, 2025.

(2)  Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.

(3)  We deduct this fee on a quarterly basis at the rate of $3.00 per participant.

(4)  For Investment Only retirement arrangements, the fee is $1.00 per quarter.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract.

Lowest Annual Cost $608	Highest Annual Cost $3,104

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of the Base Contract, Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of the Base Contract, Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Charges for Early Withdrawals [Text Block]	No. There is no contingent withdrawal charge if you surrender or withdraw money from the contract. For additional information about charges see “Charges and expenses” in this prospectus.
Transaction Charges [Text Block]
Yes.
You will be charged an annuity administrative charge of $350 and may be charged a tax related charge if you annuitize under the contract. In addition you may also be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” “Charges and expenses” in this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
The following tables describe the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

Annual Fee	Minimum	Maximum
Base contract fee (1)	0.50%	1.01%
Portfolio Company fees and expenses (2)	0.13%	2.79%
Record maintenance and report fee (3) , (4)	$12.00	$12.00

(1)  Expressed as an annual percentage of average daily net assets in the variable investment options. The maximum base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2026 will be 0.49%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses are based on the expenses incurred by the Funds during the fiscal year ended December 31, 2025.

(2)  Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.

(3)  We deduct this fee on a quarterly basis at the rate of $3.00 per participant.

(4)  For Investment Only retirement arrangements, the fee is $1.00 per quarter.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.50%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.01%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.13%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.79%	[2]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percentage of average daily net assets in the variable investment options. The maximum base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2026 will be 0.49%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses are based on the expenses incurred by the Funds during the fiscal year ended December 31, 2025.
Investment Options Footnotes [Text Block]	Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $608	Highest Annual Cost $3,104

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of the Base Contract, Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of the Base Contract, Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Lowest Annual Cost [Dollars]	$ 608
Highest Annual Cost [Dollars]	$ 3,104
Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described in this prospectus. We reserve the right to remove or substitute Portfolios as investment options.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options see “Investment options” and “Guaranteed Interest Option” in “ADA Program investment options” and “Transferring your money among investment options” in this prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
Participant Loans. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. The minimum loan amount and maximum loan amount is determined by your employer plan. The maximum amount of a loan is also limited by federal tax rules. Any interest charged on participant loans is determined by the employer plan.

See “Participant Loans” in “Benefits Available Under the Contract” in this prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract

For additional information about tax implications see “Tax information” in this prospectus.

Investment Professional Compensation [Text Block]
Some employees may receive incentive compensation for performing marketing and service functions under the contract.

For additional information about compensation see “Distribution of the contracts” in this prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about the charges you might incur in connection with an exchange see “Charges and expenses” in this prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when enrolling in, owning, or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. State premium taxes may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None

Withdrawal Charge	None

Transfer Fee	None

The next table describes the fees and expenses that you will pay each yea
r during the time that you own the contract (not including underlying Trust portfolio fees and expenses).

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage) (1)	1.01%

(1)
Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2026 will be 0.49%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31, 2025.

The next item shows the minimum and maximum total operating expenses charged by any portfolio that corresponds to any variable investment option of the Trusts that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix: “Investment Options Available Under the Contract.”

Annual Portfolio Expenses	Minimum	Maximum

Expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses (1)	0.13%	2.79%

(1)	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.

Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No.
 206.
The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $3,870	3 years $11,683	5 years $19,662	10 years $40,361
If you annuitize at the end of the applicable time period:	1 year $4,220	3 years $12,033	5 years $20,012	10 years $40,711
If you do not surrender your contract:	1 year $4,220	3 years $12,033	5 years $20,012	10 years $40,711

Transaction Expenses [Table Text Block]
The following tables describe the fees and expenses that you will pay when enrolling in, owning, or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. State premium taxes may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None

Withdrawal Charge	None

Transfer Fee	None

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each yea
r during the time that you own the contract (not including underlying Trust portfolio fees and expenses).

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage) (1)	1.01%

(1)
Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2026 will be 0.49%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31, 2025.

Administrative Expense, Footnotes [Text Block]
(1)
Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2026 will be 0.49%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31, 2025.

Base Contract Expense (of Average Account Value), Current [Percent]	1.01%	[3]
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by any portfolio that corresponds to any variable investment option of the Trusts that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix: “Investment Options Available Under the Contract.”

Annual Portfolio Expenses	Minimum	Maximum

Expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses (1)	0.13%	2.79%

(1)	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.

Portfolio Company Expenses [Text Block]	Expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses (1)
Portfolio Company Expenses Minimum [Percent]	0.13%	[4]
Portfolio Company Expenses Maximum [Percent]	2.79%	[4]
Portfolio Company Expenses, Footnotes [Text Block]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.
Surrender Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No.
 206.
The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $3,870	3 years $11,683	5 years $19,662	10 years $40,361
If you annuitize at the end of the applicable time period:	1 year $4,220	3 years $12,033	5 years $20,012	10 years $40,711
If you do not surrender your contract:	1 year $4,220	3 years $12,033	5 years $20,012	10 years $40,711

Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,870
Surrender Expense, 3 Years, Maximum [Dollars]	11,683
Surrender Expense, 5 Years, Maximum [Dollars]	19,662
Surrender Expense, 10 Years, Maximum [Dollars]	$ 40,361
Annuitize Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No.
 206.
The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $3,870	3 years $11,683	5 years $19,662	10 years $40,361
If you annuitize at the end of the applicable time period:	1 year $4,220	3 years $12,033	5 years $20,012	10 years $40,711
If you do not surrender your contract:	1 year $4,220	3 years $12,033	5 years $20,012	10 years $40,711

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,220
Annuitized Expense, 3 Years, Maximum [Dollars]	12,033
Annuitized Expense, 5 Years, Maximum [Dollars]	20,012
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 40,711
No Surrender Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No.
 206.
The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $3,870	3 years $11,683	5 years $19,662	10 years $40,361
If you annuitize at the end of the applicable time period:	1 year $4,220	3 years $12,033	5 years $20,012	10 years $40,711
If you do not surrender your contract:	1 year $4,220	3 years $12,033	5 years $20,012	10 years $40,711

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,220
No Surrender Expense, 3 Years, Maximum [Dollars]	12,033
No Surrender Expense, 5 Years, Maximum [Dollars]	20,012
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 40,711
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks Associated with Variable Investment Options

You take all the investment risk for amounts allocated to one or more of the investment options. If the Funds you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Funds in which you invest. We do not guarantee the investment results of any Fund. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Fees on Access to Account Value

We may apply fees (and you may incur possible tax consequences) if you access your account value during the accumulation period or surrender your contract.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Associated with Taking a Loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this prospectus.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to income tax and may be subject to tax penalties if taken before age 59 1/2. Withdrawals will reduce your account value. Certain withdrawals may also terminate your contract.

17
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits Available Under the Contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.	Standard	No additional charge	• The contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Participant Loans	Loans may be available to participants	Optional	Any fees or interest are determined by employer plan	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax laws and ERISA.

Participant loans

Participant loans are available if the employer plan permits them. Participants must apply for a plan loan through the employer. Loan packages containing all necessary forms, along with an explanation of how interest rates are set, are available from our Retirement Plan Account Managers. The number of plan loans outstanding are subject to the terms of the employer’s plan.

Loans are subject to restrictions under federal tax laws and ERISA, and are also subject to the limits of the plan. If a participant is married, written spousal consent may be required for a loan.

Generally, the loan amount will be transferred from the investment options into a loan account. The loan amount will not earn interest under the contract while the loan is outstanding, and you may be charged interest as set by the employer plan. The participant must pay the interest as required by federal income tax rules. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. No participant who has defaulted on a loan under the employer plan shall be granted any additional loans under this plan. Interest paid on a retirement plan loan is not deductible.

Amounts borrowed from your contract do not participate in separate account investment experience and therefore, loans can affect the account value whether or not you repay the loan. The account value when you surrender, die, or terminate your contract will be reduced by the amount of any outstanding loan plus accrued interest.

Benefits Available [Table Text Block]
The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.	Standard	No additional charge	• The contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Participant Loans	Loans may be available to participants	Optional	Any fees or interest are determined by employer plan	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax laws and ERISA.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix : Investment Options Available Under the Contract

Variable investment options

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147067. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Equity	1290 Avantis ® U.S. Large Cap Growth — Equitable Investment Management, LLC (“EIM”); American Century Investment Management, Inc.	0.65	%^	17.03%	12.18%	—
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.70	%^	13.21%	11.52%	9.11%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.04	%^	16.16%	7.96%	5.65%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	0.80%		13.11%	11.52%	11.04%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	0.85%		14.31%	10.49%	11.01%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.67%		9.52%	3.69%	10.37%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	0.90%		13.21%	8.07%	9.75%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.00	%^	17.53%	7.40%	8.55%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	0.75	%^	7.96%	10.75%	13.91%
Asset Allocation	EQ/Conservative Allocation† — EIMG	0.75	%^	7.89%	2.00%	3.38%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.84%		9.32%	3.64%	5.19%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.37	%^	6.59%	0.60%	1.95%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.68	%^	8.76%	-0.44%	2.43%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.28	%^	17.53%	14.08%	14.44%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.83	%^	19.42%	8.59%	9.74%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.81%		26.31%	7.77%	7.74%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	0.75	%^	17.20%	15.27%	11.98%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	0.79%		8.34%	7.34%	10.89%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.71	%^	15.03%	9.70%	14.37%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.70%		15.66%	13.05%	12.36%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.46%		18.00%	14.80%	17.55%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.62%		11.34%	11.91%	15.30%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.61%		10.86%	9.96%	9.82%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	0.85	%^	21.38%	7.19%	9.88%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.39	%^	7.10%	8.69%	10.26%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.72%		5.20%	7.89%	8.47%
Asset Allocation	EQ/Moderate Allocation† — EIMG	0.83%		10.45%	4.40%	6.04%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	0.86%		11.74%	6.16%	7.94%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.49	%^	5.75%	-0.68%	2.73%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.38%		12.82%	6.41%	9.70%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	0.85	%^	12.36%	5.22%	7.12%
Fixed Income	Multimanager Core Bond(1) — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.68	%^	7.40%	0.00%	1.97%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	0.98	%^	26.21%	12.74%	19.71%
Asset Allocation	Target 2015 Allocation — EIMG	0.85	%^	9.69%	3.09%	5.33%
Asset Allocation	Target 2025 Allocation — EIMG	0.85	%^	13.38%	5.82%	7.68%
Asset Allocation	Target 2035 Allocation — EIMG	0.80%		16.03%	7.77%	9.23%
Asset Allocation	Target 2045 Allocation — EIMG	0.78%		17.08%	8.85%	10.14%
Asset Allocation	Target 2055 Allocation — EIMG	0.85	%^	18.22%	9.78%	11.08%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	American Funds ® IS 2010 Target Date Fund — Capital Research and Management Company	0.33%	13.08%	5.70%	—
Asset Allocation	American Funds ® IS 2015 Target Date Fund — Capital Research and Management Company	0.35%^	13.40%	5.94%	—
Asset Allocation	American Funds ® IS 2020 Target Date Fund — Capital Research and Management Company	0.35%	14.30%	6.23%	—
Asset Allocation	American Funds ® IS 2025 Target Date Fund — Capital Research and Management Company	0.35%	14.79%	6.35%	—
Asset Allocation	American Funds ® IS 2030 Target Date Fund — Capital Research and Management Company	0.35%	16.09%	7.33%	—
Asset Allocation	American Funds ® IS 2035 Target Date Fund — Capital Research and Management Company	0.39%	17.73%	8.43%	—
Asset Allocation	American Funds ® IS 2040 Target Date Fund — Capital Research and Management Company	0.39%	20.66%	—	—
Asset Allocation	American Funds ® IS 2045 Target Date Fund — Capital Research and Management Company	0.42%	21.55%	—	—
Asset Allocation	American Funds ® IS 2050 Target Date Fund — Capital Research and Management Company	0.42%	21.94%	—	—
Asset Allocation	American Funds ® IS 2055 Target Date Fund — Capital Research and Management Company	0.43%	22.28%	—	—
Asset Allocation	American Funds ® IS 2060 Target Date Fund — Capital Research and Management Company	0.41%	20.90%	—	—
Asset Allocation	American Funds ® IS 2065 Target Date Fund — Capital Research and Management Company	0.44%	20.61%	—	—
Asset Allocation	American Funds ® IS 2070 Target Date Fund — Capital Research and Management Company	0.42%	20.45%	—	—
Fixed Income	Vanguard ® VIF Total Bond Market Index Portfolio — The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Equity	Vanguard ® VIF Total Stock Market Index Portfolio — The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147067. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Equity	1290 Avantis ® U.S. Large Cap Growth — Equitable Investment Management, LLC (“EIM”); American Century Investment Management, Inc.	0.65	%^	17.03%	12.18%	—
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.70	%^	13.21%	11.52%	9.11%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.04	%^	16.16%	7.96%	5.65%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	0.80%		13.11%	11.52%	11.04%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	0.85%		14.31%	10.49%	11.01%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.67%		9.52%	3.69%	10.37%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	0.90%		13.21%	8.07%	9.75%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.00	%^	17.53%	7.40%	8.55%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	0.75	%^	7.96%	10.75%	13.91%
Asset Allocation	EQ/Conservative Allocation† — EIMG	0.75	%^	7.89%	2.00%	3.38%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.84%		9.32%	3.64%	5.19%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.37	%^	6.59%	0.60%	1.95%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.68	%^	8.76%	-0.44%	2.43%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.28	%^	17.53%	14.08%	14.44%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.83	%^	19.42%	8.59%	9.74%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.81%		26.31%	7.77%	7.74%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	0.75	%^	17.20%	15.27%	11.98%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	0.79%		8.34%	7.34%	10.89%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.71	%^	15.03%	9.70%	14.37%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.70%		15.66%	13.05%	12.36%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.46%		18.00%	14.80%	17.55%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.62%		11.34%	11.91%	15.30%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.61%		10.86%	9.96%	9.82%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	0.85	%^	21.38%	7.19%	9.88%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.39	%^	7.10%	8.69%	10.26%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.72%		5.20%	7.89%	8.47%
Asset Allocation	EQ/Moderate Allocation† — EIMG	0.83%		10.45%	4.40%	6.04%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	0.86%		11.74%	6.16%	7.94%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.49	%^	5.75%	-0.68%	2.73%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.38%		12.82%	6.41%	9.70%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	0.85	%^	12.36%	5.22%	7.12%
Fixed Income	Multimanager Core Bond(1) — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.68	%^	7.40%	0.00%	1.97%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	0.98	%^	26.21%	12.74%	19.71%
Asset Allocation	Target 2015 Allocation — EIMG	0.85	%^	9.69%	3.09%	5.33%
Asset Allocation	Target 2025 Allocation — EIMG	0.85	%^	13.38%	5.82%	7.68%
Asset Allocation	Target 2035 Allocation — EIMG	0.80%		16.03%	7.77%	9.23%
Asset Allocation	Target 2045 Allocation — EIMG	0.78%		17.08%	8.85%	10.14%
Asset Allocation	Target 2055 Allocation — EIMG	0.85	%^	18.22%	9.78%	11.08%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	American Funds ® IS 2010 Target Date Fund — Capital Research and Management Company	0.33%	13.08%	5.70%	—
Asset Allocation	American Funds ® IS 2015 Target Date Fund — Capital Research and Management Company	0.35%^	13.40%	5.94%	—
Asset Allocation	American Funds ® IS 2020 Target Date Fund — Capital Research and Management Company	0.35%	14.30%	6.23%	—
Asset Allocation	American Funds ® IS 2025 Target Date Fund — Capital Research and Management Company	0.35%	14.79%	6.35%	—
Asset Allocation	American Funds ® IS 2030 Target Date Fund — Capital Research and Management Company	0.35%	16.09%	7.33%	—
Asset Allocation	American Funds ® IS 2035 Target Date Fund — Capital Research and Management Company	0.39%	17.73%	8.43%	—
Asset Allocation	American Funds ® IS 2040 Target Date Fund — Capital Research and Management Company	0.39%	20.66%	—	—
Asset Allocation	American Funds ® IS 2045 Target Date Fund — Capital Research and Management Company	0.42%	21.55%	—	—
Asset Allocation	American Funds ® IS 2050 Target Date Fund — Capital Research and Management Company	0.42%	21.94%	—	—
Asset Allocation	American Funds ® IS 2055 Target Date Fund — Capital Research and Management Company	0.43%	22.28%	—	—
Asset Allocation	American Funds ® IS 2060 Target Date Fund — Capital Research and Management Company	0.41%	20.90%	—	—
Asset Allocation	American Funds ® IS 2065 Target Date Fund — Capital Research and Management Company	0.44%	20.61%	—	—
Asset Allocation	American Funds ® IS 2070 Target Date Fund — Capital Research and Management Company	0.42%	20.45%	—	—
Fixed Income	Vanguard ® VIF Total Bond Market Index Portfolio — The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Equity	Vanguard ® VIF Total Stock Market Index Portfolio — The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

1290 Avantis® U.S. Large Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 Avantis ® U.S. Large Cap Growth
Portfolio Company Adviser [Text Block]	Equitable Investment Management, LLC (“EIM”)
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.65%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.03%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	0.00%
1290 VT Equity Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.70%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	11.52%
Average Annual Total Returns, 10 Years [Percent]	9.11%
1290 VT GAMCO Mergers & Acquisitions [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.04%	[5]
Average Annual Total Returns, 1 Year [Percent]	16.16%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	5.65%
1290 VT GAMCO Small Company Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	11.52%
Average Annual Total Returns, 10 Years [Percent]	11.04%
1290 VT SmartBeta Equity ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.31%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	11.01%
EQ/AB Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	9.52%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	10.37%
EQ/Aggressive Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	9.75%
EQ/All Asset Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	8.55%
EQ/ClearBridge Large Cap Growth ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.96%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	13.91%
EQ/Conservative Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.75%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	2.00%
Average Annual Total Returns, 10 Years [Percent]	3.38%
EQ/Conservative-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	5.19%
EQ/Core Bond Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.37%	[5]
Average Annual Total Returns, 1 Year [Percent]	6.59%
Average Annual Total Returns, 5 Years [Percent]	0.60%
Average Annual Total Returns, 10 Years [Percent]	1.95%
EQ/Core Plus Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.68%	[5]
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	2.43%
EQ/Equity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.28%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.44%
EQ/Global Equity Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.83%	[5]
Average Annual Total Returns, 1 Year [Percent]	19.42%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.74%
EQ/International Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	26.31%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	7.74%
EQ/Invesco Comstock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.20%
Average Annual Total Returns, 5 Years [Percent]	15.27%
Average Annual Total Returns, 10 Years [Percent]	11.98%
EQ/Janus Enterprise [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	8.34%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	10.89%
EQ/JPMorgan Growth Stock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.71%	[5]
Average Annual Total Returns, 1 Year [Percent]	15.03%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	14.37%
EQ/JPMorgan Value Opportunities [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	15.66%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	12.36%
EQ/Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	14.80%
Average Annual Total Returns, 10 Years [Percent]	17.55%
EQ/Large Cap Growth Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	15.30%
EQ/Large Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	9.82%
EQ/MFS International Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	0.85%	[5]
Average Annual Total Returns, 1 Year [Percent]	21.38%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	9.88%
EQ/Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.39%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.10%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	10.26%
EQ/Mid Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.20%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	8.47%
EQ/Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.45%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	6.04%
EQ/Moderate-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.74%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	7.94%
EQ/PIMCO Global Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.49%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.73%
EQ/Small Company Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Equitable Conservative Growth MF/ETF Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	7.12%
Multimanager Core Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.68%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Multimanager Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	0.98%	[5]
Average Annual Total Returns, 1 Year [Percent]	26.21%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Average Annual Total Returns, 10 Years [Percent]	19.71%
Target 2015 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[5]
Average Annual Total Returns, 1 Year [Percent]	9.69%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	5.33%
Target 2025 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.38%
Average Annual Total Returns, 5 Years [Percent]	5.82%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Target 2035 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Target 2045 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.08%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	10.14%
Target 2055 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[5]
Average Annual Total Returns, 1 Year [Percent]	18.22%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	11.08%
American Funds® IS 2010 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2010 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	0.00%
American Funds® IS 2015 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2015 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.40%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	0.00%
American Funds® IS 2020 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2020 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	0.00%
American Funds® IS 2025 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2025 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	14.79%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	0.00%
American Funds® IS 2030 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2030 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	0.00%
American Funds® IS 2035 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2035 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.73%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	0.00%
American Funds® IS 2040 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2040 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
American Funds® IS 2045 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2045 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	21.55%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
American Funds® IS 2050 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2050 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	21.94%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
American Funds® IS 2055 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2055 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	22.28%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
American Funds® IS 2060 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2060 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
American Funds® IS 2065 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2065 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
American Funds® IS 2070 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2070 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.45%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Vanguard® VIF Total Bond Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard ® VIF Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Vanguard® VIF Total Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard ® VIF Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• The contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.
Name of Benefit [Text Block]	Death Benefit
Transfer Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 0
Participant Loans [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available to participants
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax laws and ERISA.
Name of Benefit [Text Block]	Participant Loans
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract. Each investment option, including the fixed investment options, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Investment options” in “Program Investment options” and Appendix: Investment Options Available Under the Contract” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Variable Investment Options

You take all the investment risk for amounts allocated to one or more of the investment options. If the Funds you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Funds in which you invest. We do not guarantee the investment results of any Fund. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract including the fixed investment options, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this prospectus.

Possible Fees on Access to Account Value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Possible Fees on Access to Account Value We may apply fees (and you may incur possible tax consequences) if you access your account value during the accumulation period or surrender your contract.
Possible Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Risk Associated with Taking a Loan [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk Associated with Taking a Loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Limitations on access to cash value through withdrawals [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to income tax and may be subject to tax penalties if taken before age 59 1/2. Withdrawals will reduce your account value. Certain withdrawals may also terminate your contract.

Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

[1]	Expressed as an annual percentage of average daily net assets in the variable investment options. The maximum base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2026 will be 0.49%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses are based on the expenses incurred by the Funds during the fiscal year ended December 31, 2025.
[2]	Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.
[3]	Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2026 will be 0.49%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31, 2025.
[4]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025.
[5]	This Portfolio’s annual expenses reflect temporary fee reductions.
[6]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[7]	Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.